Loss Per Share (Details) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Warrants, options and stock-based compensation	2,895	137
Convertible debt	11,414	10,972
Convertible preferred stock	4,229	4,229
Weighted Average Number of Shares Outstanding, Diluted	18,538	15,338